Note 4 - Securities (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	29	151
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	15	89
Debt Securities, Available-for-sale, Realized Gain	$ 4,000	$ 90,000	$ 241,000
Income Tax Expense (Benefit), Total	1,615,000	1,529,000	2,879,000
Debt Securities, Available-for-sale, Realized Loss	0	96,000	243,000
Realized Gains on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	1,000	19,000	82,000
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	0	20,000	$ 83,000
Debt Securities, Availabe-for-Sale, Pledged as Collateral [Member]
Debt Securities, Available-for-sale, Restricted	$ 26,000,000	$ 27,600,000